UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549
FORM 13F

Report for the Calendar year or Quarter Ended:  Decemnber 31, 2007

Check here if Amendment    Amendment Number:
This Amendment (Check Only One):[  ] is a restatement
				[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Willis Investment Counsel, Inc.
Address:	710 Green Street
		Gainesville, Georgia 30501

13F File Number:  028-11914

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Robert T. Willis, Jr.
Title:  Chief Investment Officer and Partner
Phone:  770-718-0706

Signature		Place			and Date of Signing
Robert T. Willis, Jr.	Gainesville, Georgia	February 15, 2008

Report Type (check only one):
[X] 13F 	HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:
Number of other Included Managers:  0
Form 13F Information Table entry Total:  46
Form 13F Information Table Value Total:  369843

List of Other Included Managers:  None

		FORM 13F INFORMATION TABLE


ISSUER		TITLE	CUSIP		VALUE	SHARES  SH/PRN PUT/CALL	DSCRETN	OTHER
											VOTING AUTHORITY
											SOLE   SHARED      NONE
AIG		COM	026874107	15504	265939	SH		SOLE		186850		79089
Altira	 	COM	02209S103	349	4620	SH		SOLE		0		4620
Amgen		COM	031162100	3091	66550	SH		SOLE		44030		22520
Applied MaterialCOM	038222105	5405	304360	SH		SOLE		196820		107540
Avon		COM	054303102	8104	205020	SH		SOLE		137990		67030
Bank of America	COM	060505104	541	13109	SH		SOLE		0		13109
Bank of NY	COM	064057102	13067	267993	SH		SOLE		171475		96518
Bed Bath&Beyond	COM	075896100	4952	168500	SH		SOLE		112960		55540
Caterpillar	COM	149123101	296	4085	SH		SOLE		0		4085
Cintas Corp	COM	172908105	7589	225730	SH		SOLE		179130		46600
Coca Cola 	COM	191216100	16146	263087	SH		SOLE		163090		99997
Deere		COM	244199105	620	6660	SH		SOLE		0		6660
Dell Inc	COM	24702R101	9199	375315	SH		SOLE		259310		116005
Eli Lilly 	COM	277461109	14900	279085	SH		SOLE		184760		94325
Fed. Nat'l Mtg	COM	313586109	15647	391360	SH		SOLE		262900		128460
Fifth Third Banc COM	316773100	11338	451170	SH		SOLE		306200		144970
Forest Lab	COM	345838106	3428	94045	SH		SOLE		63980		30065
Fortune Bnd	COM	349631101	310	4285	SH		SOLE		0		4285
Gannett Co	COM	364730101	5158	132250	SH		SOLE		109790		22460
GE	 	COM	369604103	17534	472995	SH		SOLE		282230		190765
Home Depot 	COM	437076102	13764	510901	SH		SOLE		352467		158434
IBM		COM	459044103	16282	150620	SH		SOLE		93160		57460
Intel Corp 	COM	458140100	15875	595469	SH		SOLE		384890		210579
Johnson&Johnson	COM	478160104	311	4663	SH		SOLE		0		4663
Legg Mason, Inc	COM	524901105	9002	123060	SH		SOLE		91250		31810
Marsh&Mclennan 	COM	571748102	11022	416395	SH		SOLE		331675		84720
Maxim IntegratedCOM	57772K101	5714	215795	SH		SOLE		145010		70785
MGIC Investment	COM	552848103	7384	329200	SH		SOLE		218740		110460
Microsoft Corp 	COM	594918104	12372	347534	SH		SOLE		220740		126794
New York Times	CL A	650111107	5745	327710	SH		SOLE		258190		69520
Nokia Corp	COM	654902204	12444	324138	SH		SOLE		195890		128248
Northern Trust 	COM	665859104	13287	173507	SH		SOLE		110190		63317
Patterson Co	COM	703395103	8401	247460	SH		SOLE		165260		82200
Pfizer Inc	COM	717081103	15941	701302	SH		SOLE		468474		232828
Pitney Bowes	COM	724479100	8247	216799	SH		SOLE		172635		44164
Regions Fin	COM	7591EP100	5752	243215	SH		SOLE		0		243215
SunTrust Bank	COM	867892101	244	3912	SH		SOLE		0		3912
Sysco Corp	COM	871829107	14115	452270	SH		SOLE		292530		159740
UPS		COM	911363109	5405	76430	SH		SOLE		48780		27650
Wachovia Corp 	COM	929903102	515	13554	SH		SOLE		0		13554
Walmart		COM	931142103	5850	123090	SH		SOLE		79710		43380
Waste Mgmt	COM	94106L109	5125	156880	SH		SOLE		104565		52315
Xerox	 	COM	984121103	7228	446439	SH		SOLE		300339		146100
XL Capital	COM	G98255105	6397	127155	SH		SOLE		91090		36065
Zimmer Holding	COM	98956P102	9891	149521	SH		SOLE		106485		43036
IShares TR	Lehman AGG 464287226	349	3455	SH		SOLE		0		3455